Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of inventories
	December 31, 2021	June 30, 2021

E-watches	$35,296	$246,778
Total inventories, net	$35,296	$246,778

Schedule of estimated useful lives of the assets
Useful Lives
Office Equipment	5 Years
Electronic Equipment	5 Years
Motor Vehicles	10 Years

Schedule of outlines the currency exchange rates
	December 31, 2021		June 30, 2021		December 31, 2020
Year-end spot rate	US$	1= 6.3757 RMB	US$	1= 6.4601 RMB	US$	1=6.5249 RMB
Average rate	US$	1= 6.4266 RMB	US$	1= 6.6076 RMB	US$	1=6.7470 RMB